Other Comprehensive Income	9 Months Ended
Sep. 30, 2011
Stockholders' Equity Note [Abstract]
Comprehensive Income (Loss) Note [Text Block]
Note 7.  Other Comprehensive Income

Other comprehensive income consists of unrealized holding gains and losses on securities available for sale.  The following is a summary of other comprehensive income for the three and nine months ended September 30, 2011 and 2010.

	Three Months Ended
	September 30,
	2011	2010
Net income	$523,668	$213,674
Unrealized holding gains (losses) on securities available for sale, net of reclassification	509,154	(116,539)

Comprehensive income	$1,032,822	$97,135

	Nine Months Ended
	September 30,
	2011	2010
Net income	$917,230	$575,607
Unrealized holding gains on securities available for sale, net of reclassification	1,404,724	1,071,412

Comprehensive income	$2,321,954	$1,647,019